Voyage Expenses and Vessel Operating Expenses - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Crew wages and related costs	$ 7,570	$ 4,865	$ 4,670
Insurance	1,067	661	664
Spares, repairs and maintenance	2,414	1,574	1,884
Lubricants	555	434	517
Stores	1,712	787	820
Other	490	260	327
Total	$ 13,808	$ 8,581	$ 8,882